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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605

                          Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                    BALANCED
                                      FUND


                                   Semiannual
                                     Report

                                     6/30/05


                                [LOGO]PIONEER
                                      Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Prices and Distributions                                                      3

Performance Update                                                            4

Comparing Ongoing Fund Expenses                                               8

Portfolio Management Discussion                                              10

Schedule of Investments                                                      14

Financial Statements                                                         29

Notes to Financial Statements                                                37

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      44

Trustees, Officers and Service Providers                                     50

The Pioneer Family of Mutual Funds                                           51

Pioneer Balanced Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology- heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                             62.6%
U.S. Government Securities                                     22.8%
U.S. Corporate Bonds                                           10.7%
Depositary Receipts for International Stocks                    1.8%
Temporary Cash Investment                                       0.9%
Asset Backed Securities                                         0.8%
Collateralized Mortgage Obligations                             0.4%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Government                                                     23.0%
Consumer Staples                                               12.4%
Financials                                                     12.2%
Information Technology                                         11.1%
Health Care                                                    10.9%
Consumer Discretionary                                          9.6%
Energy                                                          6.5%
Materials                                                       5.9%
Industrials                                                     5.7%
Telecommunication Services                                      2.1%
Utilities                                                       0.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term securities)*

  1. Microsoft Corp.                                                        3.13%
  2. Berkshire Hathaway, Inc. (Class B)                                     3.07
  3. Northrop Grumman Corp.                                                 3.00
  4. PepsiCo, Inc.                                                          2.99
  5. CVS Corp.                                                              2.80
  6. First Data Corp.                                                       2.79
  7. Praxair, Inc.                                                          2.31
  8. Viacom, Inc. (Class B)                                                 2.10
  9. Newmont Mining Corp.                                                   2.01
 10. William Wrigley Jr. Co.                                                1.95

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class                      6/30/05         12/31/04
     -----                      -------         --------
       A                         $9.61           $9.72
       B                         $9.50           $9.61
       C                         $9.57           $9.68
   Investor                      $9.62           $9.72

Distributions Per Share
--------------------------------------------------------------------------------

                              1/1/05 - 6/30/05
                              ----------------
                      Net
                  Investment     Short-Term      Long-Term
     Class          Income     Capital Gains   Capital Gains
     -----          ------     -------------   -------------
       A           $0.0700       $ -             $ -
       B           $0.0300       $ -             $ -
       C           $0.0400       $ -             $ -
   Investor        $0.0800       $ -             $ -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. Bond Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the Value of $10,000 Investment charts on pages 4-7.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

  Investment Returns
--------------------------------------------------------------------------------
  The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

----------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                             Net Asset    Public Offering
Period                      Value (NAV)     Price (POP)
 10 Years                      4.63%           4.15%
 5 Years                       1.43            0.50
 1 Year                        2.38           -2.22
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                 Pioneer       Standard & Poor's     Lehman Brothers
              Balanced Fund       500 Index        Aggregate Bond Index
              -------------       ---------        --------------------
6/95              9551              10000                 10000
                 10596              12596                 10501
6/97             12257              16962                 11358
                 13804              22075                 12554
6/99             13729              27103                 12947
                 13991              29070                 13536
6/01             14480              24764                 15057
                 12952              20317                 16357
6/03             13522              20367                 18058
                 14672              24255                 18118
6/05             15021              25787                 19353

  Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

  The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

  Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

  The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
  The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                               If               If
Period                         Held          Redeemed
 10 Years                      3.70%           3.70%
 5 Years                       0.49            0.49
 1 Year                        1.42           -2.58
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                 Pioneer       Standard & Poor's     Lehman Brothers
              Balanced Fund       500 Index        Aggregate Bond Index
              -------------       ---------        --------------------
6/95             10000              10000                10000
                 11017              12596                10501
6/97             12640              16962                11358
                 14102              22075                12554
6/99             13892              27103                12947
                 14037              29070                13536
6/01             14388              24764                15057
                 12759              20317                16357
6/03             13205              20367                18058
                 14184              24255                18118
6/05             14386              25787                19353

  Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

  The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
  (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

  All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

  Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

  The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
  The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                                If               If
Period                         Held           Redeemed
 Life-of-Class
 (1/31/96)                     2.80%           2.80%
 5 Years                       0.36            0.36
 1 Year                        1.59            1.59
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                 Pioneer       Standard & Poor's     Lehman Brothers
              Balanced Fund       500 Index        Aggregate Bond Index
              -------------       ---------        --------------------
1/96             10000              10000                 10000
                  9974              10646                  9813
6/97             11487              14336                 10613
                 12860              18658                 11731
6/99             12643              22907                 12099
                 12745              24570                 12649
6/01             12986              20930                 14071
                 11500              17171                 15286
6/03             11897              17214                 16875
                 12769              20500                 16931
6/05             12972              21794                 18084

  Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

  The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

  Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

  The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
  The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                                If              If
Period                         Held          Redeemed
 Life-of-Class
 (12/10/04)                    0.42%          0.42%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                 Pioneer       Standard & Poor's     Lehman Brothers
              Balanced Fund       500 Index        Aggregate Bond Index
              -------------       ---------        --------------------
12/04            10000             10000                  10000
6/05              9980              9919                  10251

  Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

  The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

  Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

  The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Balanced Fund

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                           A              B              C           Investor
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 1/1/05

 Ending Account Value             $  995.90      $  991.70      $  992.80      $  998.00
 On 6/30/05

 Expenses Paid During Period*     $    6.58      $   11.26      $   10.28      $    5.45

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.28%, 2.08% and 1.10%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Balanced Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                           A              B              C          Investor
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 1/1/05

 Ending Account Value             $1,018.20      $1,013.49      $1,014.48      $1,019.34
 On 6/30/05

 Expenses Paid During Period*     $    6.66      $   11.38      $   10.39      $    5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.28%, 2.08% and 1.10%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Balanced Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The U.S. economy expanded steadily throughout the first six months of 2005, despite some concerns about the sustainability of the economic recovery. The concerns led to periodic volatility in both the equity and bond markets. The U.S. Federal Reserve Board continued to raise short-term interest rates throughout the six months, but market rates of longer-maturity bonds declined, and longer-maturity securities outperformed shorter-maturity investments. In the equity market, small- and mid-cap stocks outperformed large-cap stocks, and lower-priced value stocks outpaced returns of consistent growth companies.

In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced Fund, and Richard Schlanger, who is responsible for the Fund's fixed-income portfolio, discuss the markets and the factors that affected performance.

Throughout the six months, the Fund retained stable allocations to equities and bonds, with about 64% of assets in stocks and 36% in fixed-income securities.

Q:  How did the Fund perform?

A: Pioneer Balanced Fund (Class A shares) had a total return of -0.41% at net asset value during the six months ended June 30, 2005. During the same six months, the average return of the 648 funds in Lipper's Balanced Fund category was 0.35%.

    The primary reason for the Fund's trailing performance was our emphasis on large-cap, blue chip growth companies during a period in which dividend-paying, value stocks and small- and mid-cap stocks tended to post better results.

Q: What general factors affected fixed income performance during the six months?

A: Over the period, as the economy expanded and new jobs were created, the Federal Reserve Board raised the short-term Federal Funds rate from 2.25% to 3.25%. However, in a phenomenon that Fed Chairman Alan Greenspan referred to as a "conundrum," the yields of longer-maturity bonds resisted the upward pressure and actually declined, and the yield curve - which reflects the difference in yields of short- and long-term investments - flattened. During the six months, for example, the difference between the yields of two-year and 10-year Treasuries narrowed from 116 basis points (a basis point is one-hundredth of one percentage point) to 28 basis points. This led to additional stimulus in some parts of

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the economy, notably housing, where mortgage rates are highly influenced by 10-year Treasuries. There was considerable volatility in the corporate bond market, however, especially in the early spring when major credit agencies announced they were downgrading the debt of automotive giants General Motors and Ford from investment grade to below-investment grade. While we held some General Motors and Ford debt, the Fund was not significantly affected by the downgrade.

    It was an environment in which longer-maturity investments had a performance advantage over shorter-term securities, especially among high-quality securities. Treasuries outperformed mortgages, and investment-grade corporates outperformed high-yield corporates.

    The performance of the fixed-income portfolio, while consistent with that of the Lehman Brothers Aggregate Bond Index, was held back somewhat by our de-emphasis of long-term Treasuries. We also had cut back our exposure to mortgage-backed securities, although we subsequently increased it again by investing in bonds with less pre-payment risk. At the end of the six-month period, mortgages accounted for 48.8% of fixed-income assets. Industrial and utility bonds accounted for another 23.8% of assets, while bonds issued by banks and financial institutions composed another 8% of fixed-income assets. Treasuries and government agency bonds accounted for 16.9% of fixed income assets, while cash represented 2.5% of those assets.

    As the period progressed, we took profits and sold some corporate investments that we believed had become expensive, including bonds of Verizon, Hilton Hotels, Magellan Midstream, a pipeline company, and Shaw Group, an engineering and construction company.

    Average credit quality was AA- on June 30, while duration - a measure of sensitivity to changes in interest rates - was 3.98 years.

Q:  What factors affected equity performance during the period?

A: Equity investors struggled to detect an underlying trend for the six months, and most equity indexes ended the period close to where they started. The lackluster results came despite a healthy corporate profit picture. Investors were concerned about a variety of issues, including the effects of rising oil prices, higher short-term interest rates and even the possibility of a steep correction in real estate prices. Because of these factors influencing sentiment,

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Pioneer Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

    stock prices did not keep pace with corporate earnings growth. In the overall stock market, small- and mid-cap stocks outdistanced large-company stocks, and value stocks performed better than growth stocks. Within the large-cap S&P 500 universe of stocks, only three of 10 sectors had positive performance - energy, utilities and health care.

    The portfolio's investments in the consumer staples sector helped performance. Two stocks from that sector did particularly well: Gillette, which announced it is being acquired by Proctor & Gamble at a 15% premium to its stock price; and CVS, the pharmacy chain which has successfully integrated the acquisition of the former Eckerd's stores. Within the energy sector, investments in EnCana, a Canadian oil and natural gas producer, and National Oilwell Varco, a leading provider of oil-field equipment and services, both benefited from rising commodity prices. In the health-care area, one of the top performers was the pharmaceutical company IVAX, which appreciated both because of the excellent prospects for generic drug products and because of opportunities for some of its branded pharmaceuticals.

    Holding back results, however, was the portfolio's investment in Avaya, which provides telecommunications systems for large organization. Its sales of traditional telephone equipment slumped, while newer equipment designed for the Internet did not meet growth expectations. UPS declined because of disappointing earnings linked to heightened competition in the domestic ground business, while Newmont Mining, a gold mining company, underperformed as the price of gold stopped rising. Not owning any utilities stocks also held back results. We avoided the sector because of the poor growth prospects of utilities companies, but their stock valuations rose as longer-term interest rates declined.

Q:  What is your outlook for equities?

A: We think that equity prices in 2005 have the potential to rise consistent with corporate earnings growth. Even though profit growth may continue to decelerate, that should imply moderate positive performance from equity investments, especially as the Federal Reserve Board nears the end of its round of short-term interest-rate hikes. Although value stocks have outperformed growth stocks recently, we think the performance of growth stocks should be close to that of value issues in the coming months. We also think the performance of large-company stocks should improve relative to smaller company equities. This should, we think, be an

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    environment that favors our strategy of emphasizing higher quality, large-company growth stocks.

Q:  What is your outlook for bonds?

A: At least in the near term, we anticipate that the Federal Reserve will keep raising short-term interest rates, while the economy should continue to grow at an annual rate of 3% to 3.5%. Overall, we anticipate moderate, positive returns from fixed-income investments.


    When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced Fund

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SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             COMMON STOCK - 64.2%
             Energy - 5.7%
             Integrated Oil & Gas - 0.9%
   2,400     BP Amoco Plc (A.D.R.)                                  $    149,712
  18,776     Exxon Mobil Corp.                                         1,079,056
                                                                    ------------
                                                                    $  1,228,768
                                                                    ------------
             Oil & Gas Drilling - 1.9%
  72,100     ENSCO International, Inc.                              $  2,577,575
                                                                    ------------
             Oil & Gas Equipment & Services - 1.8%
  50,788     National-Oilwell Varco, Inc.*                          $  2,414,462
                                                                    ------------
             Oil & Gas Exploration & Production - 1.1%
  35,400     Encana Corp.                                           $  1,401,486
   3,100     Pioneer Natural Resources Co.                               130,448
                                                                    ------------
                                                                    $  1,531,934
                                                                    ------------
             Total Energy                                           $  7,752,739
                                                                    ------------
             Materials - 4.3%
             Gold - 2.0%
  68,700     Newmont Mining Corp.                                   $  2,681,361
                                                                    ------------
             Industrial Gases - 2.3%
  66,100     Praxair, Inc.                                          $  3,080,260
                                                                    ------------
             Total Materials                                        $  5,761,621
                                                                    ------------
             Capital Goods - 3.0%
             Aerospace & Defense - 3.0%
  72,600     Northrop Grumman Corp.                                 $  4,011,150
                                                                    ------------
             Total Capital Goods                                    $  4,011,150
                                                                    ------------
             Commercial Services & Supplies - 0.4%
             Diversified Commercial Services - 0.4%
  13,000     Cintas Corp.                                           $    501,800
                                                                    ------------
             Total Commercial Services & Supplies                   $    501,800
                                                                    ------------
             Transportation - 1.8%
             Air Freight & Couriers - 1.8%
  34,700     United Parcel Service                                  $  2,399,852
                                                                    ------------
             Total Transportation                                   $  2,399,852
                                                                    ------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
             Consumer Durables & Apparel - 1.6%
             Apparel, Accessories & Luxury Goods - 1.6%
  55,600     Liz Claiborne, Inc.                                    $  2,210,656
                                                                    ------------
             Total Consumer Durables & Apparel                      $  2,210,656
                                                                    ------------
             Media - 2.9%
             Broadcasting & Cable Tv - 0.8%
  37,200     Comcast Corp. (Special)*                               $  1,114,140
                                                                    ------------
             Movies & Entertainment - 2.1%
  87,594     Viacom, Inc. (Class B)                                 $  2,804,760
                                                                    ------------
             Total Media                                            $  3,918,900
                                                                    ------------
             Retailing - 2.6%
             Apparel Retail - 1.1%
  51,100     Ross Stores, Inc.                                      $  1,477,301
                                                                    ------------
             General Merchandise Stores - 1.5%
  77,700     Family Dollar Stores, Inc.                             $  2,027,970
                                                                    ------------
             Total Retailing                                        $  3,505,271
                                                                    ------------
             Food & Drug Retailing - 3.2%
             Drug Retail - 2.8%
 128,400     CVS Corp.                                              $  3,732,588
                                                                    ------------
             Food Distributors - 0.1%
   3,400     Sysco Corp.                                            $    123,046
                                                                    ------------
             Hypermarkets & Supercenters - 0.3%
   9,400     Wal-Mart Stores, Inc.                                  $    453,080
                                                                    ------------
             Total Food & Drug Retailing                            $  4,308,714
                                                                    ------------
             Food, Beverage & Tobacco - 6.6%
             Brewers - 1.0%
  28,900     Anheuser-Busch Companies, Inc.                         $  1,322,175
                                                                    ------------
             Packaged Foods & Meats - 1.9%
  37,900     William Wrigley Jr. Co.                                $  2,609,036
                                                                    ------------
             Soft Drinks - 3.7%
  24,800     The Coca-Cola Co.                                      $  1,035,400
  74,100     PepsiCo, Inc.                                             3,996,213
                                                                    ------------
                                                                    $  5,031,613
                                                                    ------------
             Total Food, Beverage & Tobacco                         $  8,962,824
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Household & Personal Products - 2.0%
             Personal Products - 2.0%
  42,900     Avon Products, Inc.                                    $  1,623,765
  27,200     Estee Lauder Co.                                          1,064,336
                                                                    ------------
                                                                    $  2,688,101
                                                                    ------------
             Total Household & Personal Products                    $  2,688,101
                                                                    ------------
             Health Care Equipment & Services - 3.1%
             Health Care Distributors - 0.9%
  21,100     Cardinal Health, Inc.                                  $  1,214,938
                                                                    ------------
             Health Care Equipment - 1.7%
  21,300     Biomet, Inc.                                           $    737,832
  23,100     Guidant Corp.                                             1,554,630
                                                                    ------------
                                                                    $  2,292,462
                                                                    ------------
             Health Care Services - 0.5%
  24,900     IMS Health, Inc. (b)                                   $    616,773
                                                                    ------------
             Total Health Care Equipment & Services                 $  4,124,173
                                                                    ------------
             Pharmaceuticals & Biotechnology - 7.2%
             Biotechnology - 1.6%
  34,868     Amgen, Inc.*                                           $  2,108,119
                                                                    ------------
             Pharmaceuticals - 5.6%
  11,100     Eli Lilly & Co.                                        $    618,381
  92,400     IVAX Corp.*                                               1,986,600
  89,321     Pfizer, Inc.                                              2,463,473
  56,600     Wyeth                                                     2,518,700
                                                                    ------------
                                                                    $  7,587,154
                                                                    ------------
             Total Pharmaceuticals & Biotechnology                  $  9,695,273
                                                                    ------------
             Banks - 0.8%
             Diversified Banks - 0.8%
  11,000     Bank of America Corp.                                  $    501,710
   4,620     U.S. Bancorp                                                134,904
   7,900     Wachovia Corp.                                              391,840
                                                                    ------------
                                                                    $  1,028,454
                                                                    ------------
             Total Banks                                            $  1,028,454
                                                                    ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
             Diversified Financials - 2.9%
             Asset Management & Custody Banks - 1.0%
  48,000     The Bank of New York Co., Inc.                         $  1,381,440
                                                                    ------------
             Consumer Finance - 1.5%
  38,000     American Express Co.                                   $  2,022,740
                                                                    ------------
             Investment Banking & Brokerage - 0.4%
   9,400     Merrill Lynch & Co., Inc.                              $    517,094
                                                                    ------------
             Total Diversified Financials                           $  3,921,274
                                                                    ------------
             Insurance - 4.2%
             Multi-Line Insurance - 0.1%
   3,500     American International Group, Inc.                     $    203,350
                                                                    ------------
             Property & Casualty Insurance - 4.1%
   1,475     Berkshire Hathaway, Inc. (Class B)*                    $  4,105,663
  14,000     Progressive Corp.*                                        1,383,340
                                                                    ------------
                                                                    $  5,489,003
                                                                    ------------
             Total Insurance                                        $  5,692,353
                                                                    ------------
             Software & Services - 7.7%
             Data Processing & Outsourced Services - 2.7%
  92,700     First Data Corp.                                       $  3,720,978
                                                                    ------------
             Systems Software - 5.0%
 168,200     Microsoft Corp.                                        $  4,178,088
 116,400     Symantec Corp.*                                           2,530,536
                                                                    ------------
                                                                    $  6,708,624
                                                                    ------------
             Total Software & Services                              $ 10,429,602
                                                                    ------------
             Technology Hardware & Equipment - 1.9%
             Communications Equipment - 0.6%
  88,900     Avaya, Inc.*                                           $    739,648
                                                                    ------------
             Computer Hardware - 1.3%
  76,900     Hewlett-Packard Co.                                    $  1,807,919
                                                                    ------------
             Electronic Manufacturing Services - 0.0%
   1,800     Molex, Inc.                                            $     42,264
                                                                    ------------
             Total Technology Hardware & Equipment                  $  2,589,831
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Semiconductors - 0.7%
  15,000     Intel Corp.                                            $    390,900
  22,100     Texas Instruments, Inc.                                     620,347
                                                                    ------------
                                                                    $  1,011,247
                                                                    ------------
             Total Semiconductors                                   $  1,011,247
                                                                    ------------
             Telecommunication Services - 1.7%
             Wireless Telecommunication Services - 1.7%
  93,700     Vodafone Group Plc (A.D.R.)                            $  2,278,784
                                                                    ------------
             Total Telecommunication Services                       $  2,278,784
                                                                    ------------
             TOTAL COMMON STOCK
             (Cost $76,643,368)                                     $ 86,792,619
                                                                    ------------
             RIGHTS/WARRANTS - 0.0%
             Technology Hardware & Equipment - 0.0%
   1,883     Lucent Technologies - Expires 12/10/07*                $      1,450
                                                                    ------------
             TOTAL RIGHTS/WARRANTS
             (Cost $2,194)                                          $      1,450
                                                                    ------------

              S&P/Moody's
Principal       Ratings
  Amount      (unaudited)                                                          Value
                           ASSET BACKED SECURITIES - 0.8%
                           Transportation - 0.0%
                           Airlines - 0.0%
 $12,432      AA-/Baa1     Continential Airlines, 6.648%, 9/15/17           $     12,268
                                                                            ------------
                           Total Transportation                             $     12,268
                                                                            ------------
                           Diversified Financials - 0.4%
                           Diversified Financial Services - 0.4%
 242,079      BBB-/Baa2    PF Export Receivable Master Trust, 6.436%,
                              6/1/15 (144A)                                 $    248,234
 285,813      BBB/Baa2     Power Receivables Finance, 6.29%,
                              1/1/12 (144A)                                      296,937
                                                                            ------------
                                                                            $    545,171
                                                                            ------------
                           Specialized Finance - 0.0%
  70,000      AAA/Aaa      MBNA Credit Card Master Note, Floating Rate,
                              12/15/08                                      $     70,068
                                                                            ------------
                           Total Diversified Financials                     $    615,239
                                                                            ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal       Ratings
  Amount      (unaudited)                                                          Value
                            Utilities - 0.4%
                            Electric Utilities - 0.4%
$294,063      BBB-/Baa3     FPL Energy America Wind LLC, 6.639%,
                               6/20/23 (144A)                               $    317,488
 174,200      BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                               6/27/17 (144A)                                    176,160
                                                                            ------------
                            Total Utilities                                 $    493,648
                                                                            ------------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $1,087,322)                               $  1,121,155
                                                                            ------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
                            Diversified Financials - 0.2%
                            Diversified Financial Services - 0.2%
 300,000      BBB-/Baa3     Tower 2004-1A E, 5.395%, 1/15/34                $    294,882
                                                                            ------------
                            Total Diversified Financials                    $    294,882
                                                                            ------------
                            Government - 0.2%
 192,603                    Federal Home Loan Mortgage Corp.,
                               5.0%, 1/15/16                                $    194,786
                                                                            ------------
                            Total Government                                $    194,786
                                                                            ------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost $498,670)                                 $    489,668
                                                                            ------------
                            CORPORATE BONDS - 10.6%
                            Energy - 0.7%
                            Integrated Oil & Gas - 0.1%
 120,000      A-/A3         Occidental Petroleum, 6.75%, 1/15/12            $    135,817
  25,000      BBB/Baa2      Petro-Canada, 4.00%, 7/15/13                          23,658
  15,000      BBB+/Baa1     USX Corp., 6.85%, 3/1/08                              15,939
                                                                            ------------
                                                                            $    175,414
                                                                            ------------
                            Oil & Gas Exploration & Production - 0.5%
 300,000      BBB-/Baa3     Gazprom International SA, 7.201%,
                               2/1/20 (144A)                                $    323,250
  65,000      BBB/Baa1      Pemex Project Funding Master,
                               9.125%, 10/13/10                                   76,115
 200,000      BBB-/Baa3     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)          204,500
                                                                            ------------
                                                                            $    603,865
                                                                            ------------
                            Oil & Gas Refining & Marketing - 0.1%
  65,000      BBB-/Baa2     TGT Pipeline LLC, 5.50%, 2/1/17 (144A)          $     67,536
                                                                            ------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal       Ratings
  Amount      (unaudited)                                                              Value
                            Oil & Gas Storage & Transporation - 0.0%
 $40,000      BBB+/Baa1     Kinder Morgan Energy Partners, 6.75%, 3/15/11       $     43,991
                                                                                ------------
                            Total Energy                                        $    890,806
                                                                                ------------
                            Materials - 1.6%
                            Aluminum - 0.1%
 150,000      B/B1          Novelis, Inc., 7.25%, 2/15/15 (144A)                $    150,563
                                                                                ------------
                            Commodity Chemicals - 0.2%
 300,000      BB+/Ba2       Nova Chemicals, Ltd., 6.5%, 1/15/12                 $    291,000
                                                                                ------------
                            Diversified Metals & Mining - 0.4%
 425,000      BBB-/Baa3     Inco, Ltd., 7.2%, 9/15/32                           $    505,862
                                                                                ------------
                            Fertilizers & Agricultural Chemicals - 0.1%
  30,000      BBB+/Baa1     Potash Corp Saskatchewan, 4.875%, 3/1/13            $     30,305
                                                                                ------------
                            Metal & Glass Containers - 0.1%
 125,000      BBB/Baa2      Tenneco Packaging, 8.125%, 6/15/17                  $    155,987
                                                                                ------------
                            Paper Packaging - 0.3%
 425,000      A/Baa1        Bemis Company, Inc. 6.7%, 7/1/05                    $    425,000
                                                                                ------------
                            Paper Products - 0.4%
 250,000      BB-/Ba3       Abitibi-Consolidated, Inc., 6.95%, 4/1/08           $    251,250
 300,000      B/B2          MDP Acquisitions, 9.625%, 10/1/12                        300,000
                                                                                ------------
                                                                                $    551,250
                                                                                ------------
                            Total Materials                                     $  2,109,967
                                                                                ------------
                            Capital Goods - 0.4%
                            Aerospace & Defense - 0.0%
  25,000      A/A3          Boeing Co., 5.125%, 2/15/13                         $     26,163
  80,000      A/A2          Honeywell International, 7.5%, 3/1/10                     91,155
                                                                                ------------
                                                                                $    117,318
                                                                                ------------
                            Electrical Component & Equipment - 0.2%
 200,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13                 $    219,302
                                                                                ------------
                            Industrial Conglomerates - 0.2%
 145,000      AAA/Aaa       General Electric Capital Corp., 6.125%, 2/22/11     $    157,538
  90,000      AAA/Aaa       General Electric Capital Corp., 6.75%, 3/15/32           111,059
                                                                                ------------
                                                                                $    268,597
                                                                                ------------
                            Total Capital Goods                                 $    605,217
                                                                                ------------
                            Commercial Services & Supplies - 0.1%
                            Diversified Commercial Services - 0.1%
 100,000      BBB+/Baa1     Deluxe Corp., 3.5%, 10/1/07                         $     97,735
                                                                                ------------
                            Total Commercial Services & Supplies                $     97,735
                                                                                ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal      Ratings
  Amount      (unaudited)                                                              Value
                            Automobiles & Components - 0.8%
                            Auto Parts & Equipment - 0.4%
$200,000      B-/B3         Delphi Corp., 6.55%, 6/15/06 (b)                    $    194,500
 300,000      B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)                       318,750
                                                                                ------------
                                                                                $    513,250
                                                                                ------------
                            Automobile Manufacturers - 0.4%
  80,000      BB+/Baa3      Ford Motor Co., 7.25%, 10/1/08                      $     79,239
 500,000      BB/Baa3       General Motors, 7.2%, 1/15/11 (b)                        462,500
                                                                                ------------
                                                                                $    541,739
                                                                                ------------
                            Total Automobiles & Components                      $  1,054,989
                                                                                ------------
                            Consumer Durables & Apparel - 0.0%
                            Housewares & Specialties - 0.0%
  35,000      BBB+/Baa2     Newell Rubbermaid, Inc., 4.625%, 12/15/09           $     35,076
                                                                                ------------
                            Total Consumer Durables & Apparel                   $     35,076
                                                                                ------------
                            Media - 1.2%
                            Broadcasting & Cable Television - 0.7%
  80,000      BBB+/Baa2     Comcast Corp., 5.3%, 1/15/14                        $     82,241
 500,000      BBB+/Baa2     Comcast Corp., 7.125%, 6/15/13                           573,010
 300,000      BBB-/Baa3     Cox Communications, 7.125%, 10/1/12                      336,427
                                                                                ------------
                                                                                $    991,678
                                                                                ------------
                            Movies & Entertainment - 0.0%
  30,000      BBB+/Baa1     Time Warner, Inc. 6.75%, 4/15/11                    $     33,246
                                                                                ------------
                            Publishing - 0.5%
 512,000      BBB-/Baa3     News America, Inc., 7.3%, 4/30/28                   $    595,848
                                                                                ------------
                            Total Media                                         $  1,620,772
                                                                                ------------
                            Retailing - 0.3%
                            Department Stores - 0.0%
  15,000      A-/Baa1       Nordstrom, Inc., 5.625%, 1/15/09                    $     15,598
                                                                                ------------
                            Specialty Stores - 0.3%
 500,000      B-/Ba2        Toys "R" Us, 7.875%, 4/15/13                        $    447,500
                                                                                ------------
                            Total Retailing                                     $    463,098
                                                                                ------------
                            Food, Beverage & Tobacco - 0.4%
                            Brewers - 0.0%
  35,000      BBB+/Baa1     Miller Brewing Co., 5.5%, 8/15/13 (144A)            $     36,271
                                                                                ------------
                            Packaged Foods & Meats - 0.0%
  35,000      A+/A1         Unilever Capital Corp., 7.125%, 11/1/10             $     39,567
                                                                                ------------


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal       Ratings
  Amount      (unaudited)                                                              Value
                            Soft Drinks - 0.0%
$35,000       A/A3          Bottling Group LLC 5.0%, 11/15/13                   $     36,206
                                                                                ------------
                            Tobacco - 0.3%
400,000       BBB/Baa2      Altria Group, Inc., 7.0%, 11/4/13                   $    447,640
                                                                                ------------
                            Total Food, Beverage & Tobacco                      $    559,684
                                                                                ------------
                            Health Care Equipment & Services - 0.6%
                            Health Care Facilities - 0.4%
500,000       BB+/Ba2       HCA, Inc., 6.3%, 10/1/12                            $    513,242
                                                                                ------------
                            Health Care Supplies - 0.2%
250,000       BBB/Baa3      Bausch & Lomb, 7.125%, 8/1/28                       $    280,819
                                                                                ------------
                            Total Health Care Equipment & Services              $    794,061
                                                                                ------------
                            Banks - 0.4%
                            Diversified Banks - 0.4%
 80,000       AAA/Aaa       International Bank for Reconstruction &
                            Development, 4.375%, 9/28/06                        $     80,612
150,000       N/R/Aaa       KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                   147,204
225,000       AA-/Aa2       National Westminster, 7.375%, 10/1/09                    252,573
 30,000       A+/Aa2        US Bancorp, 3.125%, 3/15/08                               29,205
                                                                                ------------
                                                                                $    509,594
                                                                                ------------
                            Regional Banks - 0.0%
 40,000       A-/A2         Keycorp, 2.75%, 2/27/07                             $     39,074
                                                                                ------------
                            Total Banks                                         $    548,668
                                                                                ------------
                            Diversified Financials - 0.8%
                            Consumer Finance - 0.2%
265,000       A/A2          SLM Corp., Floating Rate, 7/25/14                   $    262,517
                                                                                ------------
                            Investment Banking & Brokerage - 0.2%
200,000       B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11              $    210,500
                                                                                ------------
                            Diversified Financial Services - 0.4%
300,000       A-/Baa3       Brascan Corp., 5.75%, 3/1/10                        $    312,447
300,000       BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)               287,669
                                                                                ------------
                                                                                $    600,116
                                                                                ------------
                            Total Diversified Financials                        $  1,073,133
                                                                                ------------
                            Insurance - 1.1%
                            Life & Health Insurance - 0.2%
300,000       BB+/Ba1       Provident Companies, Inc., 7.0%, 7/15/18            $    302,696
                                                                                ------------
                            Multi-Line Insurance - 0.2%
150,000       A/Baa1        Loew Corp., 5.25%, 3/15/16                          $    151,087
                                                                                ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal       Ratings
  Amount      (unaudited)                                                              Value
                            Property & Casualty Insurance - 0.4%
$180,000      BBB-/N/R      Kingsway America, Inc., 7.5%, 2/1/14                $    191,066
 350,000      BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                       384,929
                                                                                ------------
                                                                                $    575,995
                                                                                ------------
                            Reinsurance - 0.3%
 300,000      BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13                 $    323,860
 100,000      BBB/Baa2      Platinum Underwriters Financial, 7.5%
                               6/1/17 (144A)                                         101,401
                                                                                ------------
                                                                                $    425,261
                                                                                ------------
                            Total Insurance                                     $  1,455,039
                                                                                ------------
                            Real Estate - 1.1%
                            Real Estate Investment Trusts - 1.1%
 300,000      BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13                 $    316,904
 400,000      BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13             439,318
 316,000      B+/Ba3        Host Marriot LP, 6.375%, 3/15/15 (144A)                  312,840
 250,000      B+/B1         Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)          255,625
 100,000      BB/Ba2        Ventas Realty LP Capital Corp., 7.125%,
                               6/1/15 (144A)                                         104,000
                                                                                ------------
                                                                                $  1,428,687
                                                                                ------------
                            Total Real Estate                                   $  1,428,687
                                                                                ------------
                            Software & Services - 0.2%
                            IT Consulting & Other Services - 0.2%
 300,000      BB+/Ba1       UNISYS Corp., 6.875%, 3/15/10                       $    294,750
                                                                                ------------
                            Total Software & Services                           $    294,750
                                                                                ------------
                            Technology Hardware & Equipment - 0.4%
                            Computer Hardware - 0.4%
 500,000      BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                          $    540,936
                                                                                ------------
                            Total Technology Hardware & Equipment               $    540,936
                                                                                ------------
                            Telecommunication Services - 0.4%
                            Integrated Telecommunication Services - 0.4%
 300,000      B/Caa1        Intelsat, Ltd., 6.5%, 11/1/13                       $    243,000
 300,000      BBB+/Baa2     Telecom Italia Capital, 5.25%, 11/15/13                  304,562
                                                                                ------------
                                                                                $    547,562
                                                                                ------------
                            Total Telecommunication Services                    $    547,562
                                                                                ------------


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal       Ratings
  Amount      (unaudited)                                                      Value
                            Utilities - 0.2%
                            Electric Utilities - 0.1%
$115,000      BBB+/Baa3     Entergy Gulf States, 5.7%, 6/1/15           $    117,652
  40,000      BBB/Baa1      PSE&G Power, 6.95%, 6/1/12                        44,965
                                                                        ------------
                                                                        $    162,617
                                                                        ------------
                            Multi-Utilities - 0.1%
  75,000      BBB-/Baa3     Avista Corp., 7.75%, 1/1/07                 $     78,592
  15,000      BBB+/Baa1     Dominion Resources, 6.25%, 6/30/12                16,283
                                                                        ------------
                                                                        $     94,875
                                                                        ------------
                            Total Utilities                             $    257,492
                                                                        ------------
                            TOTAL CORPORATE BONDS
                            (Cost $13,820,725)                          $ 14,377,672
                                                                        ------------

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.8%
 $ 65,000     Federal Home Loan Bank, 3.875%, 6/14/13                    $     63,759
  967,318     Federal Home Loan Bank, 5.0%, 11/1/34                           968,543
  300,000     Federal Home Loan Mortgage Corp. 3.25%, 2/25/08                 294,714
    4,958     Federal Home Loan Mortgage Corp., 3.5%, 9/15/10                   4,951
  931,193     Federal Home Loan Mortgage Corp., 5.0%, 4/1/34                  932,372
  319,271     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                 327,876
  341,372     Federal Home Loan Mortgage Corp., 5.5%, 12/1/18                 351,964
  433,077     Federal Home Loan Mortgage Corp., 5.5%, 5/1/33                  444,365
  422,376     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                 428,552
  923,043     Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                 936,542
  566,511     Federal Home Loan Mortgage Corp., 5.5% 1/1/35                   574,780
  110,000     Federal Home Loan Mortgage Corp., 6.0%, 4/15/32                 114,347
  260,217     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                  267,085
  334,865     Federal Home Loan Mortgage Corp., 6.0%, 4/1/33                  343,704
  200,045     Federal Home Loan Mortgage Corp., 6.0%, 6/01/34                 205,257
   81,287     Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                   84,127
   43,700     Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                   45,435
  223,447     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                 232,303
  135,422     Federal National Mortgage Association, 4.816%, 12/1/12          138,744
  190,017     Federal National Mortgage Association, 5.0%, 12/1/17            192,370
  430,662     Federal National Mortgage Association, 5.0%, 5/1/18             436,177
  136,670     Federal National Mortgage Association, 5.0%, 3/1/33             136,862


24  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
  Amount                                                                       Value
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 460,157     Federal National Mortgage Association, 5.0%, 6/1/34          $ 460,652
  100,000     Federal National Mortgage Association, 5.24%, 8/7/18           104,805
  274,696     Federal National Mortgage Association, 5.5%, 8/1/14            282,886
  517,482     Federal National Mortgage Association, 5.5%, 2/1/17            531,609
   64,603     Federal National Mortgage Association, 5.5%, 9/1/17             66,363
  100,989     Federal National Mortgage Association, 5.5%, 2/1/18            103,896
   59,633     Federal National Mortgage Association, 5.5%, 7/1/23             60,874
  426,313     Federal National Mortgage Association, 5.5%, 11/1/33           432,536
  191,929     Federal National Mortgage Association, 5.5%, 3/1/34            194,667
  327,816     Federal National Mortgage Association, 5.5%, 4/1/34            332,492
  193,969     Federal National Mortgage Association, 5.5%, 12/1/34           196,736
  118,703     Federal National Mortgage Association, 6.0%, 11/1/16           122,770
   47,800     Federal National Mortgage Association, 6.0%, 1/1/29             49,129
   19,344     Federal National Mortgage Association, 6.0%, 9/1/29             19,878
   57,030     Federal National Mortgage Association, 6.0%, 8/1/32             58,506
  304,894     Federal National Mortgage Association, 6.0%, 1/1/33            312,784
  363,697     Federal National Mortgage Association, 6.0%, 2/1/33            373,009
   53,917     Federal National Mortgage Association, 6.0%, 3/1/33             55,298
  313,197     Federal National Mortgage Association, 6.0%, 12/1/33           321,216
1,260,000     Federal National Mortgage Association, 6.125%, 3/15/12       1,409,092
   15,380     Federal National Mortgage Association, 6.5%, 1/1/15             16,017
  160,982     Federal National Mortgage Association, 6.5%, 12/1/21           167,408
  172,546     Federal National Mortgage Association, 6.5%, 4/1/29            180,495
   48,774     Federal National Mortgage Association, 6.5%, 7/1/29             50,650
  407,525     Federal National Mortgage Association, 6.5%, 5/1/32            422,458
  350,969     Federal National Mortgage Association, 6.5%, 7/1/32            363,830
  150,200     Federal National Mortgage Association, 6.5%, 9/1/32            156,759
   42,081     Federal National Mortgage Association, 6.5%, 10/1/32            43,623
   19,934     Federal National Mortgage Association, 7.0%, 3/1/12             20,897
   40,000     Federal National Mortgage Association, 7.125%, 6/15/10          45,555
    9,691     Federal National Mortgage Association, 8.0%, 4/1/20             10,422
   16,668     Federal National Mortgage Association, 8.0%, 2/1/29             17,967
    1,877     Federal National Mortgage Association, 8.0%, 2/1/30              2,020
    3,300     Federal National Mortgage Association, 8.0%, 4/1/30              3,549
    3,157     Federal National Mortgage Association, 8.0%, 7/1/30              3,396


The accompanying notes are an integral part of these financial statements.   25

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                                       Value
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   7,833     Federal National Mortgage Association, 8.0%, 10/1/30         $   8,425
    5,756     Federal National Mortgage Association, 8.0%, 1/1/31              6,190
   38,963     Federal National Mortgage Association, 8.0%, 3/1/31             41,926
    3,347     Federal National Mortgage Association, 8.0%, 5/1/31              3,599
   71,831     Federal National Mortgage Association, 9.0%, 4/1/33             76,299
  443,888     Government National Mortgage Association II,
                5.5%, 2/20/34                                                452,781
  521,450     Government National Mortgage Association II,
                6.0%, 10/20/33                                               538,914
1,303,839     Government National Mortgage Association II,
                6.0%, 11/20/33                                             1,343,061
  124,043     Government National Mortgage Association,
                4.5%, 1/15/35                                                122,688
  199,506     Government National Mortgage Association,
                4.5%, 4/15/35                                                197,328
  350,572     Government National Mortgage Association,
                5.0%, 4/15/34                                                353,715
  487,605     Government National Mortgage Association,
                5.0%, 10/15/34                                               491,929
  610,296     Government National Mortgage Association,
                5.5%, 8/15/17                                                630,325
  415,087     Government National Mortgage Association,
                5.5%, 8/15/19                                                428,683
  585,063     Government National Mortgage Association,
                5.5%, 8/15/33                                                598,143
  413,651     Government National Mortgage Association,
                5.5%, 8/15/33                                                422,899
  158,888     Government National Mortgage Association,
                5.5%, 8/15/33                                                162,440
  113,967     Government National Mortgage Association,
                5.5%, 9/15/33                                                116,594
  258,112     Government National Mortgage Association,
                5.5%, 10/15/33                                               263,883
  317,877     Government National Mortgage Association,
                5.5%, 12/15/34                                               324,942


26  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
  Amount                                                                       Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  24,222      Government National Mortgage Association,
                 6.0%, 8/15/13                                          $     25,155
    5,865      Government National Mortgage Association,
                 6.0%, 4/15/14                                                 6,092
1,338,594      Government National Mortgage Association,
                 6.0%, 9/15/33                                             1,381,790
  286,134      Government National Mortgage Association,
                 6.0%, 10/15/33                                              295,368
  859,149      Government National Mortgage Association,
                 6.0%, 8/15/34                                               886,789
  330,952      Government National Mortgage Association,
                 6.0%, 9/15/34                                               341,599
  253,479      Government National Mortgage Association,
                 6.5%, 10/15/28                                              265,357
  164,631      Government National Mortgage Association,
                 6.5%, 5/15/33                                               172,075
   13,626      Government National Mortgage Association,
                 7.0%, 4/15/28                                                14,447
    4,073      Government National Mortgage Association,
                 7.0%, 8/15/28                                                 4,318
    7,344      Government National Mortgage Association,
                 7.5%, 1/15/30                                                 7,872
    6,404      Government National Mortgage Association,
                 7.75%, 11/15/29                                               6,882
   49,226      Government National Mortgage Association,
                 8.0%, 2/15/30                                                53,207
  220,000      U.S. Treasury Bonds, 5.25%, 11/15/28                          251,273
  100,000      U.S. Treasury Bonds, 7.125%, 2/15/23                          135,141
1,985,000      U.S. Treasury Notes, 4.0%, 11/15/12                         2,007,255
  300,000      U.S. Treasury Notes, 4.25%, 11/15/14                          307,043
  700,000      U.S. Treasury Notes, 4.75%, 11/15/08                          723,188
  500,000      U.S. Treasury Notes, 4.75%, 5/15/14                           530,547
  360,000      U.S. Treasury Notes, 5.375%, 2/15/31                          424,800
   75,000      U.S. Treasury Notes, 5.5%, 8/15/28                             88,321
1,500,000      U.S. Treasury Notes, 5.625%, 5/15/08                        1,579,101


 The accompanying notes are an integral part of these financial statements.   27

Pioneer Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 200,000        U.S. Treasury Strip, Zero Coupon, 11/15/15                       $    131,017
                                                                                  ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $30,439,601)                                               $ 30,742,474
                                                                                  ------------
   Shares        TEMPORARY CASH INVESTMENT - 0.9%
                 Security Lending Collateral - 0.9%
1,270,040        Security Lending Investment Fund, 3.29%                          $  1,270,040
                                                                                  ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $1,270,040)                                                $  1,270,040
                                                                                  ------------
                 TOTAL INVESTMENTS IN SECURITIES - 99.7%
                 (Cost $123,761,920) (a)                                          $134,795,078
                                                                                  ------------
                 OTHER ASSETS AND LIABILITIES - 0.3%                              $    412,327
                                                                                  ------------
                 TOTAL NET ASSETS - 100.0%                                        $135,207,405
                                                                                  ============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

N/R      Not Rated

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $3,201,224 or 2.4% of total net assets.

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $123,747,125 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                                 $14,546,865

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                  (3,498,912)
                                                                                   -----------
         Net unrealized gain                                                       $11,047,953
                                                                                   ===========

(b)   At June 30, 2005, the following securities were out on loan:

         Principal                                                                    Market
          Amount                               Security                               Value
         $190,000          Delphi Corp., 6.55%, 6/15/06                            $   184,775
          474,500          General Motors, 7.2%, 1/15/11                               438,913
          Shares
           23,655          IMS Health, Inc.                                            585,934
                                                                                   -----------
                           Total                                                    $1,209,622
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2005 aggregated $18,168,020 and $30,939,878, respectively.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $1,209,622) (cost $123,761,920)                            $134,795,078
  Cash                                                            1,121,656
  Receivables -
    Fund shares sold                                                281,534
    Dividends, interest and foreign taxes withheld                  495,485
  Other                                                                 728
                                                               ------------
     Total assets                                              $136,694,481
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         109,444
    Upon return of securities loaned                              1,270,040
  Due to affiliates                                                  75,749
  Accrued expenses                                                   31,843
                                                               ------------
     Total liabilities                                         $  1,487,076
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $129,457,541
  Distributions in excess of net investment income                  (24,672)
  Accumulated net realized loss on investments                   (5,258,622)
  Net unrealized gain on investments                             11,033,158
                                                               ------------
     Total net assets                                          $135,207,405
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $95,354,138/9,917,688 shares)              $       9.61
                                                               ============
  Class B (based on $16,624,903/1,749,520 shares)              $       9.50
                                                               ============
  Class C (based on $13,218,662/1,380,919 shares)              $       9.57
                                                               ============
  Investor Class (based on $10,009,702/1,040,479 shares)       $       9.62
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($9.61 [divided by] 95.5% )                          $      10.06
                                                               ============


 The accompanying notes are an integral part of these financial statements.   29

Pioneer Balanced Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $799)       $  568,643
  Interest                                                 1,226,693
  Income from securities loaned, net                           7,494
                                                           ---------
     Total investment income                                              $ 1,802,830
                                                                          -----------
EXPENSES:
  Management fees                                         $  454,666
  Transfer agent fees and expenses
    Class A                                                  149,644
    Class B                                                   41,638
    Class C                                                   19,222
    Investor Class                                            21,728
  Distribution fees
    Class A                                                  114,323
    Class B                                                   85,194
    Class C                                                   66,223
  Administrative reimbursements                               14,226
  Custodian fees                                               4,725
  Registration fees                                           31,791
  Professional fees                                           22,846
  Printing expense                                             8,938
  Fees and expenses of nonaffiliated trustees                  4,140
  Miscellaneous                                                8,349
                                                           ---------
    Total expenses                                                        $ 1,047,653
    Less management fees waived and expenses
     reimbursed by Pioneer Investment Management, Inc.                           (183)
    Less fees paid indirectly                                             $    (4,369)
                                                                          -----------
    Net expenses                                                          $ 1,043,101
                                                                          -----------
     Net investment income                                                $   759,729
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments:                                       $ 4,309,673
                                                                          -----------
  Change in net unrealized loss on investments:                           $(5,635,318)
                                                                          -----------
    Net loss on investments                                               $(1,325,645)
                                                                          -----------
    Net decrease in net assets resulting from operations                  $  (565,916)
                                                                          ===========


30  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                              Six Months
                                                                Ended
                                                               6/30/05        Year Ended
                                                             (unaudited)       12/31/04
FROM OPERATIONS:
Net investment income                                      $     759,729    $   1,753,109
Net realized gain on investments and futures contracts         4,309,673        4,392,771
Change in net unrealized gain (loss) on investments           (5,635,318)        (649,320)
                                                           -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                       $    (565,916)   $   5,496,560
                                                           -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.07 and $0.16 per share, respectively)        $    (698,065)   $  (1,753,950)
  Class B ($0.03 and $0.08 per share, respectively)              (53,098)        (162,518)
  Class C ($0.04 and $0.09 per share, respectively)              (55,614)        (109,871)
  Investor Class ($0.08 and $0.00 per share,
    respectively)                                                (84,865)               -
                                                           -------------    -------------
    Total distributions to shareowners                     $    (891,642)   $  (2,026,339)
                                                           -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $   7,414,192    $  25,246,160
Shares issued in reorganization                                        -       18,324,440
Reinvestment of distributions                                    814,531        1,833,185
Cost of shares repurchased                                   (22,694,333)     (29,592,439)
                                                           -------------    -------------
  Net increase (decrease) in net assets resulting from
    fund share transactions                                $ (14,465,610)   $  15,811,346
                                                           -------------    -------------
  Net increase (decrease) in net assets                    $ (15,923,168)   $  19,281,567
NET ASSETS:
Beginning of period                                          151,130,573      131,849,006
                                                           -------------    -------------
End of period (including undistributed net investment
  income (loss) of $(24,672) and $107,241,
  respectively)                                            $ 135,207,405    $ 151,130,573
                                                           =============    =============


 The accompanying notes are an integral part of these financial statements.   31

Pioneer Balanced Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '05 Shares    '05 Amount
CLASS A                           (unaudited)   (unaudited)      '04 Shares      '04 Amount
Shares sold                         436,890    $  4,205,576         922,267    $   8,795,188
Reinvestment of distributions        66,170         636,318         166,585        1,594,873
Less shares repurchased            (971,657)     (9,370,853)     (2,028,558)     (19,366,320)
                                   --------    ------------      ----------    -------------
  Net decrease                     (468,597)   $ (4,528,959)       (939,706)   $  (8,976,259)
                                   ========    ============      ==========    =============
CLASS B
Shares sold                         204,925    $  1,946,762         849,263    $   7,994,504
Reinvestment of distributions         4,839          46,043          14,764          140,299
Less shares repurchased            (372,156)     (3,534,365)       (676,731)      (6,377,749)
                                   --------    ------------      ----------    -------------
  Net increase (decrease)          (162,392)   $ (1,541,560)        187,296    $   1,757,054
                                   ========    ============      ==========    =============
CLASS C
Shares sold                         131,292    $  1,261,854         889,037    $   8,456,468
Reinvestment of distributions         5,348          51,148          10,218           98,013
Less shares repurchased            (173,256)     (1,658,348)       (372,585)      (3,526,430)
                                   --------    ------------      ----------    -------------
  Net increase (decrease)           (36,616)   $   (345,346)        526,670    $   5,028,051
                                   ========    ============      ==========    =============
INVESTOR CLASS
Shares sold                               -               -               -                -
Reinvestment of distributions         8,432          81,022               -                -
Shares issued in
  reorganization                          -               -       1,896,932       18,324,440
Less shares repurchased            (831,722)     (8,130,767)        (33,163)        (321,940)
                                   --------    ------------      ----------    -------------
  Net increase (decrease)          (823,290)   $ (8,049,745)      1,863,769    $  18,002,500
                                   ========    ============      ==========    =============



32  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/05      Year Ended
                                                           (unaudited)     12/31/04
CLASS A
Net asset value, beginning of period                         $  9.72       $   9.47
                                                             -------       --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.06       $   0.15
 Net realized and unrealized gain (loss) on investments        (0.10)          0.27
                                                             -------       --------
  Net increase (decrease) from investment operations         $ (0.04)      $   0.42
Distributions to shareowners:
 Net investment income                                         (0.07)         (0.17)
                                                             -------       --------
Net increase (decrease) in net asset value                   $ (0.11)      $   0.25
                                                             -------       --------
Net asset value, end of period                               $  9.61       $   9.72
                                                             =======       ========
Total return*                                                  (0.41)%         4.43%
Ratio of net expenses to average net assets(+)                  1.33%**        1.29%
Ratio of net investment income to average net assets(+)         1.24%**        1.51%
Portfolio turnover rate                                           31%**          31%
Net assets, end of period (in thousands)                     $95,354       $100,920
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.33%**        1.29%
 Net investment income                                          1.24%**        1.51%

                                                           Year Ended     Year Ended     Year Ended      Year Ended
                                                            12/31/03       12/31/02     12/31/01 (a)      12/31/00
CLASS A
Net asset value, beginning of period                        $   8.29       $   9.46       $   9.94        $   9.73
                                                            --------       --------       --------        --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.12       $   0.11       $   0.19        $   0.30
 Net realized and unrealized gain (loss) on investments         1.20          (1.17)         (0.47)           0.22
                                                            --------       --------       --------        --------
  Net increase (decrease) from investment operations        $   1.32       $  (1.06)      $  (0.28)       $   0.52
Distributions to shareowners:
 Net investment income                                         (0.14)         (0.11)         (0.20)          (0.31)
                                                            --------       --------       --------        --------
Net increase (decrease) in net asset value                  $   1.18       $  (1.17)      $  (0.48)       $   0.21
                                                            --------       --------       --------        --------
Net asset value, end of period                              $   9.47       $   8.29       $   9.46        $   9.94
                                                            ========       ========       ========        ========
Total return*                                                  15.99%        (11.20)%        (2.87)%          5.38%
Ratio of net expenses to average net assets(+)                  1.38%          1.41%          1.31%           1.23%
Ratio of net investment income to average net assets(+)         1.25%          1.19%          1.97%           2.96%
Portfolio turnover rate                                           44%           180%           133%             17%
Net assets, end of period (in thousands)                    $107,265       $106,734       $141,746        $162,855
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.38%          1.41%          1.30%           1.20%
 Net investment income                                          1.25%          1.19%          1.98%           2.99%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 2.02% to 1.98%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/05       Year Ended
                                                           (unaudited)      12/31/04
CLASS B
Net asset value, beginning of period                         $  9.61        $  9.37
                                                             -------        -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.02        $  0.05
 Net realized and unrealized gain (loss) on investments        (0.10)          0.27
                                                             -------        -------
  Net increase (decrease) from investment operations         $ (0.08)       $  0.32
Distributions to shareowners:
 Net investment income                                         (0.03)         (0.08)
                                                             -------        -------
Net increase (decrease) in net asset value                   $ (0.11)       $  0.24
                                                             -------        -------
Net asset value, end of period                               $  9.50        $  9.61
                                                             =======        =======
Total return*                                                  (0.83)%         3.48%
Ratio of net expenses to average net assets(+)                  2.28%**        2.24%
Ratio of net investment income to average net assets(+)         0.30%**        0.59%
Portfolio turnover rate                                           31%**          31%
Net assets, end of period (in thousands)                     $16,625        $18,369
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.28%**        2.24%
 Net investment income                                          0.30%**        0.59%

                                                           Year Ended      Year Ended     Year Ended     Year Ended
                                                            12/31/03        12/31/02     12/31/01 (a)     12/31/00
CLASS B
Net asset value, beginning of period                         $  8.21         $ 9.36        $  9.85         $  9.64
                                                             -------         ------        -------         -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.03         $ 0.02        $  0.12         $  0.19
 Net realized and unrealized gain (loss) on investments         1.18          (1.13)         (0.48)           0.23
                                                             -------         ------        -------         -------
  Net increase (decrease) from investment operations         $  1.21         $(1.11)       $ (0.36)        $  0.42
Distributions to shareowners:
 Net investment income                                         (0.05)         (0.04)         (0.13)          (0.21)
                                                             -------         ------        -------         -------
Net increase (decrease) in net asset value                   $  1.16         $(1.15)       $ (0.49)        $  0.21
                                                             -------         ------        -------         -------
Net asset value, end of period                               $  9.37         $ 8.21        $  9.36         $  9.85
                                                             =======         ======        =======         =======
Total return*                                                  14.71%         11.90)%        (3.72)%          4.39%
Ratio of net expenses to average net assets(+)                  2.35%          2.32%          2.20%           2.15%
Ratio of net investment income to average net assets(+)         0.27%          0.28%          1.04%           2.03%
Portfolio turnover rate                                           44%           180%           133%             17%
Net assets, end of period (in thousands)                     $16,168         $6,256        $18,110         $16,413
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.35%          2.32%          2.19%           2.13%
 Net investment income                                          0.27%          0.28%          1.05%           2.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 1.08% to 1.05%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


34  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/05      Year Ended
                                                           (unaudited)     12/31/04
CLASS C
Net asset value, beginning of period                         $  9.68        $  9.45
                                                             -------        -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.02        $  0.06
 Net realized and unrealized gain (loss) on investments        (0.09)          0.26
                                                             -------        -------
  Net increase (decrease) from investment operations         $ (0.07)       $  0.32
Distributions to shareowners:
 Net investment income                                         (0.04)         (0.09)
                                                             -------        -------
Net increase (decrease) in net asset value                   $ (0.11)       $  0.23
                                                             -------        -------
Net asset value, end of period                               $  9.57        $  9.68
                                                             =======        =======
Total return*                                                  (0.72)%         3.42%
Ratio of net expenses to average net assets(+)                  2.08%**        2.18%
Ratio of net investment income to average net assets(+)         0.49%**        0.73%
Portfolio turnover rate                                           31%**          31%
Net assets, end of period (in thousands)                     $13,219        $13,720
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.08%**        2.18%
 Net investment income                                          0.49%**        0.73%

                                                           Year Ended     Year Ended      Year Ended     Year Ended
                                                            12/31/03       12/31/02      12/31/01 (a)     12/31/00
CLASS C
Net asset value, beginning of period                         $  8.27        $  9.44        $  9.94         $  9.73
                                                             -------        -------        -------         -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.02        $  0.01        $  0.13         $  0.15
 Net realized and unrealized gain (loss) on investments         1.20          (1.14)         (0.54)           0.23
                                                             -------        -------        -------         -------
  Net increase (decrease) from investment operations         $  1.22        $ (1.13)       $ (0.41)        $  0.38
Distributions to shareowners:
 Net investment income                                         (0.04)         (0.04)         (0.09)          (0.17)
                                                             -------        -------        -------         -------
Net increase (decrease) in net asset value                   $  1.18        $ (1.17)       $ (0.50)        $  0.21
                                                             -------        -------        -------         -------
Net asset value, end of period                               $  9.45        $  8.27        $  9.44         $  9.94
                                                             =======        =======        =======         =======
Total return*                                                  14.82%        (12.02)%        (4.11)%          3.95%
Ratio of net expenses to average net assets(+)                  2.38%          2.53%          2.44%           2.61%
Ratio of net investment income to average net assets(+)         0.24%          0.06%          0.75%           1.56%
Portfolio turnover rate                                           44%           180%           133%             17%
Net assets, end of period (in thousands)                     $ 8,416        $ 7,806        $ 5,499         $ 3,426
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.38%          2.53%          2.43%           2.59%
 Net investment income                                          0.24%          0.06%          0.76%           1.58%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 0.86% to 0.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


  The accompanying notes are an integral part of these financial statements.  35

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended
                                                           6/30/05        12/10/04 to
INVESTOR CLASS                                           (unaudited)        12/31/04
Net asset value, beginning of period                       $  9.72          $  9.66
                                                           -------          -------
Increase (decrease) from investment operations:
  Net investment income                                    $  0.10          $  0.01
  Net realized and unrealized gain (loss)
   on investments                                            (0.12)            0.05
                                                           -------          -------
   Net increase (decrease) from investment
     operations                                            $ (0.02)         $  0.06
Distributions to shareowners:
  Net investment income                                      (0.08)               -
                                                           -------          -------
Net increase in net asset value                            $ (0.10)         $  0.06
                                                           -------          -------
Net asset value, end of period                             $  9.62          $  9.72
                                                           =======          =======
Total return*                                                (0.20)%           0.62%(a)
Ratio of net expenses to average net assets(+)                1.10%**          1.06%**
Ratio of net investment loss to average net assets(+)         1.52%**          1.06%**
Portfolio turnover rate                                         31%**            31%
Net assets, end of period (in thousands)                   $10,010          $18,121
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.10%**          1.06%**
  Net investment loss                                         1.52%**          1.06%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) Not Annualized


36  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Balanced Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four Classes of shares designated as - Class A, Class B, Class C and Investor Class shares. Investor Class shares were first issued December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. All discounts/premiums on debt securities are accreted/amortized into interest income for financial reporting purposes.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, the Fund had no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2004, the Fund had a net capital loss carryforward of $9,545,944, of which $4,387,204 will expire in 2011 and $5,158,740 will expire in 2012 if not utilized.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                     $2,026,339
  Long-term capital gain                                                       -
                                                                      ----------
  Total                                                               $2,026,339
                                                                      ==========
--------------------------------------------------------------------------------

Pioneer Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                       $   70,096
  Capital loss carryforward                                           (9,545,944)
  Unrealized appreciation                                             16,683,271
                                                                      ----------
  Total                                                               $7,207,423
                                                                      ==========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $8,409 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2005.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the same amount, except that Class A, Class B, Class C and Investor Class shares can bear different transfer agent and distribution fees.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; 0.60% of the next $4 billion; and 0.55% of the excess over $5 billion.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $3,341 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $70,967 in transfer agent fees payable to PIMSS at June 30, 2005.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

4.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,441 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $28,931 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $4,368 under such arrangements.

Pioneer Balanced Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

7.  Merger Information

On December 8, 2004, beneficial owners of Safeco Balanced Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

----------------------------------------------------------------------------------------
                                                                             Pioneer
                                  Pioneer                Safeco           Balanced Fund
                               Balanced Fund          Balanced Fund          (Post-
                           (Pre-Reorganization)   (Pre-Reorganization)   Reorganization)
----------------------------------------------------------------------------------------
 Net Assets                   $131,213,704            $18,324,440         $149,538,144
 Shares Outstanding             13,574,726              1,479,627           15,471,658
 Investor Shares Issued                                                      1,896,932
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                           Accumulated
                                         Unrealized Appreciation/           Loss on
                                            on Closing Date                Closing Date
----------------------------------------------------------------------------------------
  Safeco Balanced Fund                         $2,484,884                   $(483,521)
----------------------------------------------------------------------------------------

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Balanced Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five-year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, breakpoints in the Fund's management fee and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and two relevant indices (equity and fixed income), in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile of the peer group for the three years ended June 30, 2004, and the third quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management

Pioneer Balanced Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

Pioneer Balanced Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Balanced Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap Growth Fund
Pioneer Oak Ridge Small Cap Growth Fund**
Pioneer AmPac Growth Fund(1)
Pioneer Small and Mid Cap Growth Fund(2)
Pioneer Growth Leaders Fund(3)
Pioneer Strategic Growth Fund(4)
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund


Asset Allocation
Pioneer Ibbotson Aggressive Allocation Fund
Pioneer Ibbotson Conservative Allocation Fund
Pioneer Ibbotson Moderate Allocation Fund
Pioneer Ibbotson Growth Allocation Fund


International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Equity Fund
Pioneer International Equity Fund
Pioneer International Value Fund


Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free Income Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund


Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.